STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (20,449)	$ 4,192		$ 539,419	$ (102)	$ 13,674	$ (577,632)
Balance, shares at Dec. 31, 2009		215,340,549
Compensation related to employees' share option plan	869			869
Other comprehensive income, net	895					895
Net income	5,745						5,745
Balance at Dec. 31, 2010	(12,940)	4,192		540,288	(102)	14,569	(571,887)
Balance, shares at Dec. 31, 2010		215,340,549
Exercise of employees' share options	14		[1]	14
Exercise of employees' share options, shares		11,875
Cashless exercise of warrants		99		(99)
Cashless exercise of warrants, shares		3,619,525
Compensation related to employees' share option plan	747			747
Other comprehensive income, net	888					888
Net income	690						690
Balance at Dec. 31, 2011	(10,601)	4,291		540,950	(102)	15,457	(571,197)
Balance, shares at Dec. 31, 2011	218,971,949	218,971,949
Exercise of employees' share options	2		[1]	2
Exercise of employees' share options, shares	1,250	1,250
Compensation related to employees' share option plan	3,285			3,285
Other comprehensive income, net	119					119
Net income	6,997						6,997
Balance at Dec. 31, 2012	(198)	4,291		544,237	(102)	15,576	(564,200)
Balance, shares at Dec. 31, 2012	218,973,199	218,973,199
Exercise of employees' share options	12		[1]	12
Exercise of employees' share options, shares	5,000	5,000
Compensation related to employees' share option plan	1,390			1,390
Other comprehensive income, net	(1,078)					(1,078)
Net income	12,691						12,691
Balance at Sep. 30, 2013	$ 12,817	$ 4,291		$ 545,639	$ (102)	$ 14,498	$ (551,509)
Balance, shares at Sep. 30, 2013	218,978,199	218,978,199

[1]	Less than $1